STOCK-BASED PAYMENT ARRANGEMENTS	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED PAYMENT ARRANGEMENTS

8. STOCK-BASED PAYMENT ARRANGEMENTS

A. Description of stock-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to acquire Common Shares upon the exercise of Company options (“Options”). Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive Plan was approved by shareholders of the Company on June 13, 2022.

The Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022, and the Company’s shareholders approved the A&R Plan on June 9, 2023. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at any time shall be limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. In addition, the Company was authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan. No more securities are granted under the Stock Option Plan, Omnibus Incentive Plan, or A&R Plan after June 1, 2025; however, these security-based incentive compensation plans continue to govern the previously issued securities under such plans.

On April 14, 2025, the Company established the 2025 Stock Incentive Plan (the “2025 Plan”) and the Company’s shareholders approved the 2025 Plan on May 30, 2025. Pursuant to the 2025 Plan, the Company is authorized to issue 50,000,000 Common Shares to its directors, employees and other service providers, including agents, as stock-based compensation. The Company may grant options, restricted stock awards, restricted stock units, and other stock-based awards under the 2025 Plan.

Share Repurchases

On May 14, 2024, the Company announced that it renewed its normal course issuer bid (“NCIB”) to be transacted through the facilities of the Nasdaq Capital Market and other stock exchanges and/or alternative trading systems in the United States and/or Canada. Pursuant to the NCIB, Real was able to purchase up to approximately 9.47 million Common Shares, representing approximately 5% of the total 189 million Common Shares issued and outstanding as of May 1, 2024. The NCIB terminated May 28, 2025.

The NCIB was conducted to acquire Common Shares for the purposes of satisfying restricted share unit (each, an “RSU”) obligations. The Company appointed CWB Trust Services (the “Trustee”) as the trustee for the purposes of arranging the acquisition of Common Shares and to hold the Common Shares in trust for the purposes of satisfying RSU payments as well as to manage other administrative matters. RBC Capital Markets was engaged to undertake purchases under the NCIB.

On May 30, 2025, the Company announced a new share repurchase program, pursuant to which it may repurchase up to the lesser of 35 million shares, or $150 million in value. Purchases are made at prevailing market prices and the program has no termination date provided it continues to comply with exemptions from the issuer bid requirements of applicable Canadian securities laws at the applicable time. The program may be suspended or discontinued at any time and does not obligate the company to acquire any amount of Common Shares.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

B. Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted in the period were as follows:

	As of
	June 30, 2025	June 30, 2024
Share price	$5.10	$4.31
Expected volatility (weighted-average)	60%	95%
Expected life (weighted-average)	2.46 years	10 years
Expected dividends	—%	—%
Risk-free interest rate (based on US government bonds)	4.45%	4.26%
Weighted-average grant date fair value	$5.10	$4.31

Expected volatility has been based on an evaluation of historical volatility of the Company’s share price.

C. Reconciliation of outstanding stock options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	June 30, 2025		June 30, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	14,991	$1.09	21,943	$0.92
Granted	15	5.10	45	4.31
Forfeited/ Expired	(35)	0.84	(50)	2.38
Exercised	(1,234)	0.62	(3,151)	0.62
Outstanding at end of period	13,737	$1.14	18,787	$0.98
Exercisable at end of period	11,345	$1.04	14,270	$0.81

The Options outstanding as of June 30, 2025 had a weighted average exercise price of $1.14 (June 30, 2024: $0.98) and a weighted-average remaining contractual life of 6.2 years (June 30, 2024: 6.9 years).

D. Restricted share units

Restricted share units

The Company issues RSUs to agents based on an agent meeting certain performance metrics, including successfully attracting other performing agents to the Company. Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based upon the best available estimate of the number RSUs expected to vest with a corresponding increase in additional paid-in capital. The expense recognized from the issuance of RSU awards for the three and six months ended June 30, 2025 was $3.4 million and $6.5 million, respectively. The expense recognized for the three and six months ended June 30, 2024 was $2.3 million and $4.3 million, respectively. These expenses are classified as marketing expenses.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

Under the Company’s agent stock purchase program (“Agent Purchase Program”), agents purchase RSUs, which are not subject to forfeiture and immediately vest with a one-year restriction for exercise, using a percentage of the agent’s commission that is withheld by the Company. Each RSU entitles the holder to one Common Share, but may be settled in cash at the Company’s sole discretion in accordance with the equity plan under which the RSUs were issued. The RSUs are expensed in the period in which they are issued with a corresponding increase in equity. Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the Agent Purchase Program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was previously 15%) if an agent has not met the Cap and (ii) 15% of the commission withheld (the percentage was 20% until April 1, 2025) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the Agent Purchase Program are expensed to cost of sales and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in additional paid-in capital.

Stock compensation awards granted to full-time employees (“FTEs”) are classified as a general and administrative, research and development, or marketing expense based on the appropriate department within the condensed consolidated statements of comprehensive income (loss).

The Company also awards performance-based RSUs which require certain conditions, communicated within each individual award, to be met for vesting to occur. Expense related to the issuance of performance-based RSUs is recorded over the vesting period, is initially based on the fair value of the award on the grant date, and is subsequently remeasured at each reporting date based upon the probability that the performance target will be met. Remeasurement may result in the reversal of expenses previously recorded if it is determined that the performance target will not be met.

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plans.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	10,379
Vested and Issued	(6,963)
Forfeited	(3,310)
Balance at, June 30, 2025	24,725

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

Stock-Based Compensation Expense

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the condensed consolidated statements of comprehensive income (loss).

	For the Three Months Ended
	June 30, 2025			June 30, 2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$12,260	$12,260	$-	$8,936	$8,936
Marketing Expenses – Agent Stock-Based Compensation	56	3,422	3,478	69	2,266	2,335
Marketing Expenses – FTE Stock-Based Compensation	-	43	43	-	1	1
Research and Development – FTE Stock-Based Compensation	2	298	300	8	190	198
General and Administrative – FTE Stock-Based Compensation	209	1,505	1,714	461	1,605	2,066
Total Stock-Based Compensation	$267	$17,528	$17,795	$538	$12,998	$13,536

	For the Six Months Ended
	June 30, 2025			June 30, 2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$20,202	$20,202	$-	$14,150	$14,150
Marketing Expenses – Agent Stock-Based Compensation	125	6,468	6,593	211	4,261	4,472
Marketing Expenses – FTE Stock-Based Compensation	-	83	83	1	4	5
Research and Development – FTE Stock-Based Compensation	3	602	605	15	318	333
General and Administrative – FTE Stock-Based Compensation	462	2,557	3,019	1,065	2,355	3,420
Total Stock-Based Compensation	$590	$29,912	$30,502	$1,292	$21,088	$22,380